Organization and Summary of Significant Accounting Policies - Pre-Tax Effects of the Peso Forward Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Jul. 02, 2017	Jul. 03, 2016
Pre-tax effects of the Mexican peso forward contracts
Realized loss	$ 1,650	$ 1,196
Not Designated as Hedging Instrument | Other Income, Net
Pre-tax effects of the Mexican peso forward contracts
Realized loss	1,650	1,196
Unrealized loss		$ 889
Unrealized gain	$ 2,010